Provisions and other non-financial liabilities - Other Current Non-Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions and other non-financial liabilities
Tax withholdings	$ 46,518	$ 21,546
VAT payable	43,439	26,111
Guarantees received	743	746
Accrual for dividend	7,370	34,184
Monthly tax provisional payments	289,326	23,319
Deferred income	19,341	5,605
Withholdings from employees and salaries payable	7,242	5,587
Accrued vacations	29,642	23,467
Other current liabilities	2,856	1,109
Total	$ 446,477	$ 141,674